Note 10 - Short-term Borrowings	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Short-term Debt [Text Block]
10.	SHORT-TERM BORROWINGS

For the year ended December 31, outstanding balances and related information of short-term borrowings, which includes securities sold under agreements to repurchase and short-term borrowings from other banks, are summarized as follows:

(Dollar amounts in thousands)	2020	2019	2018

Balance at year-end	-	$5,075	$90,398
Average balance outstanding	22,637	14,808	42,231
Maximum month-end balance	62,329	92,000	101,857
Weighted-average rate at year-end	N/A	1.66%	2.53%
Weighted-average rate during the year	0.35%	2.49%	1.99%

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expense divided by the related average balance.

The Company maintains a $6.0 million line of credit at an adjustable rate, currently 3.50%, a $10.0 million line of credit at an adjustable rate, currently at 3.40%, and a $4.0 million line of credit at an adjustable rate, currently 3.64%. At December 31, 2020, and 2019, there were no outstanding borrowings under these lines of credit. The additional borrowing capacity on FHLB advances was $401.7 million and $87.0 million at December 31, 2020 and 2019, respectively.